OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated *	Total
For the period of six months ended June 30, 2025 (unaudited)
Subscriptions	$8,805	$—	$—	$8,805
SaaS-related professional services	822	—	—	822
Transactional Platforms fees	—	4,756	—	4,756
Total revenue	9,627	4,756	—	14,383

Operating loss	$(2,385)	$(3,430)	$(3,380)	$(9,195)

For the period of six months ended June 30, 2024 (unaudited)
Subscriptions	$6,875	$—	$—	$6,875
SaaS-related professional services	266	—	—	266
Transactional Platforms fees	—	3,872	—	3,872
Total revenue	7,141	3,872	—	11,013

Operating loss	$(455)	$(5,990)	$(3,603)	$(10,048)

Schedule of geographic information on revenue
c.	The Group’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the period of six months ended June 30, 2025 (unaudited)
Europe	$4,228	$114	$4,342
Hong Kong	161	2,250	2,411
United States	4,138	1,268	5,406
Other	1,100	1,124	2,224
	$9,627	$4,756	$14,383

For the period of six months ended June 30, 2024 (unaudited)
Europe	$3,024	$—	$3,024
Hong Kong	103	1,943	2,046
United States	3,327	1,111	4,438
Other	687	818	1,505
	$7,141	$3,872	$11,013